Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ 59	$ 132
Future sharing of returns with policyholders on contracts with discretionary features	(324)	247
Other changes	$ 160	$ 225